General administrative expenses and other operating incomes (expenses) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general administrative expenses and other operating income (expenses) [Abstract]
Details of general and administrative expenses
(1)	Details of general and administrative expenses recognized are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2018	2019	2020
Employee benefits	Short-term employee benefits	Salaries	1,484,236	1,584,791	1,638,341
		Employee fringe benefits	468,012	475,238	506,048
	Share based payments		—	6,328	7,495
	Retirement benefit service costs		145,149	168,423	178,455
	Termination		225,106	156,441	202,259

	Sub-total		2,322,503	2,391,221	2,532,598

Depreciation and amortization			216,735	481,176	520,969
Other general and administrative expenses	Rent		321,198	85,705	78,707
	Taxes and public dues		115,454	137,137	129,904
	Service charges		222,530	235,117	244,825
	Computer and IT related		88,689	93,573	108,810
	Telephone and communication		70,618	70,220	72,711
	Operating promotion		43,540	45,594	45,891
	Advertising		72,450	85,887	94,880
	Printing		8,601	7,845	6,954
	Traveling		12,757	13,255	7,263
	Supplies		7,071	7,736	12,127
	Insurance premium		8,355	9,668	10,805
	Reimbursement		23,474	23,577	16,500
	Maintenance		17,384	18,495	18,367
	Water, light and heating		14,686	15,272	14,993
	Vehicle maintenance		10,264	10,564	10,225
	Others		47,724	34,035	29,652

	Sub-total		1,084,795	893,680	902,614

	Total		3,624,033	3,766,077	3,956,181

Details of other operating income
(2)	Details of other operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Gain on transactions of foreign exchange	1,227,561	602,115	758,347
Gain related to derivatives (Designated for hedging)	35,810	126,651	67,395
Gain on fair value hedged items	42,797	231	9,646
Others(*)	82,417	45,706	63,702

Total	1,388,585	774,703	899,090

(*)

Other income includes income amounting to 29,316 million Won for the years ended December 31, 2018, that the Group recognized for it is to receive from other creditor financial institutions in accordance with the creditor financial institutions committee agreement.

Details of other operating expenses
(3)	Details of other operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Losses on transactions of foreign exchange	991,423	192,331	679,350
KDIC deposit insurance premium	315,315	333,600	371,054
Contribution to miscellaneous funds	298,416	317,667	327,911
Losses related to derivatives (Designated for hedging)	36,483	3,686	82,746
Losses on fair value hedged items	17,299	86,214	68,508
Others(*)	124,240	143,786	189,959

Total	1,783,176	1,077,284	1,719,528

(*)

Others include such expenses amounting to 1,594 million Won for the years ended December 31, 2018, that are related to the Group’s expected payments to other creditor financial institutions in accordance with the creditor financial institutions committee agreement. In addition, they include such expenses amounting to 51,770 million Won, 22,317 million Won and 11,890 million Won, respectively, of intangible asset amortization expense for the years ended December 31, 2018, 2019 and 2020, respectively.

Performance condition share-based payment granted to executives
1)	Performance condition share-based payment

Subject to		Shares granted for the year 2019
Type of payment		Cash-settled
Vesting period		January 1, 2019 ~ December 31, 2022
Date of payment		2023-01-01
Fair value(*1)		9,162 Won
Valuation method		Black-Scholes Model
Expected dividend rate		4.13%
Expected maturity date		2 years
Number of shares remaining	As of December 31, 2019	602,474 shares
	As of December 31, 2020	602,474 shares
Number of shares granted(*2)	As of December 31, 2019	602,474 shares
	As of December 31, 2020	602,474 shares

Subject to		Shares granted for the year 2020
Type of payment		Cash-settled
Vesting period		January 1, 2020 ~ December 31, 2023
Date of payment		2024-01-01
Fair value(*1)		8,792 Won
Valuation method		Black-Scholes Model
Expected dividend rate		4.13%
Expected maturity date		3 years
Number of shares remaining	As of December 31, 2019	—
	As of December 31, 2020	944,343 shares
Number of shares granted(*2)	As of December 31, 2019	—
	As of December 31, 2020	944,343 shares

(*1)

As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is calculated to measure the liability according to the Black Scholes model based on the base price at the time of each settlement.

(*2)

It is a system in which the amount of stock payable is determined at the beginning, and the payment rate is determined in accordance with the degree of achievement of the pre-set performance target. Performance is evaluated by long-term performance indicators such as relative shareholder return, net profit, return on equity (ROE), non-performing loan ratio, and job performance.

2)

The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring every closing period. As of December 31, 2019 and 2020, the book value of the liabilities related to the performance condition share-based payments recognized by the Group amounts to 6,328 million Won and 13,823 million Won, respectively.